Note 3 Property And Equipment - (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold Improvements	28,134	5,368
[PropertyPlantAndEquipmentGross]	433,457	190,706
Less: Accumulated depreciation	132,463	101,955
[PropertyPlantAndEquipmentNet]	$ 300,994	$ 88,751